CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Cash Used in Operating Activities	$ (2,899,790)	$ (544,786)
Cash Flows from Investing Activities:
Purchases of property and equipment		(21,920)
Purchases of intangible assets		(1,332)
Proceeds from disposal of property and equipment	26,804
Purchases of short-term investments		(413,645)
Redemption of short-term investments	349,733	1,370,764
Proceeds from disposition of a long-term investment	1,165,773
Advance of loan to a third party	(12,395,169)
Net Cash (Used in) Provided by Investing Activities	(10,852,859)	933,867
Cash Flows from Financing Activities:
Proceeds from bank borrowings	437,165
Repayment of bank borrowings		(689,408)
Borrowing from a third party	291,443
Net proceeds from issuance of ordinary shares pursuant to a private placement	12,519,413
Net Cash Provided by (Used in) Financing Activities	13,248,021	(689,408)
Effect of exchange rate changes on cash and cash equivalents	(33,523)	40,669
Net decrease in cash and cash equivalents	(538,151)	(259,658)
Cash and cash equivalents at beginning of period	1,265,845	1,480,528
Cash and cash equivalents at end of period	727,694	1,220,870
Supplemental Cash Flow Information
Cash paid for interest expenses	15,277	$ 8,388
Non-cash operating, investing and financing activities
Receivable from disposition of a long-term investment	$ 1,020,051